Derivatives, Gross Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Assets
Gross amounts recognized	$ 85,129	$ 84,580
Gross amounts offset in consolidated balance sheet	(70,631)	(66,924)
Net amounts in consolidated balance sheet, asset	14,498	17,656
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1,745)	(1,332)
Net amounts	12,753	16,324
Derivative Liabilities
Gross amounts recognized	87,188	79,924
Gross amounts offset in consolidated balance sheet	(72,696)	(66,004)
Net amounts in consolidated balance sheet, liability	14,492	13,920
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(3,794)	(4,484)
Net amounts	10,698	9,436
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	74,400	69,900
Derivative liabilities subject to enforceable master netting arrangements	78,400	74,000
Derivative assets not subject to enforceable master netting arrangements	10,700	14,600
Derivative liabilities not subject to enforceable master netting arrangements	8,700	5,900
Valuation adjustments for derivative assets	348	375
Valuation adjustments for derivative liabilities	114	81
Cash collateral netted against derivative assets	4,800	5,300
Cash collateral netted against derivative liabilities	7,100	4,700
Interest rate contract [Member]
Derivative Assets
Gross amounts recognized	65,268	62,725
Gross amounts offset in consolidated balance sheet	(59,880)	(56,612)
Net amounts in consolidated balance sheet, asset	5,388	6,113
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(987)	(749)
Net amounts	$ 4,401	$ 5,364
Percent exchanged in the over the counter market	34.00%	39.00%
Derivative Liabilities
Gross amounts recognized	$ 65,209	$ 57,977
Gross amounts offset in consolidated balance sheet	(58,956)	(53,259)
Net amounts in consolidated balance sheet, liability	6,253	4,718
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(3,129)	(3,543)
Net amounts	$ 3,124	$ 1,175
Percent exchanged in the over the counter market	30.00%	35.00%
Commodity contract [Member]
Derivative Assets
Gross amounts recognized	$ 3,057	$ 4,659
Gross amounts offset in consolidated balance sheet	(707)	(998)
Net amounts in consolidated balance sheet, asset	2,350	3,661
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(30)	(76)
Net amounts	$ 2,320	$ 3,585
Percent exchanged in the over the counter market	74.00%	35.00%
Derivative Liabilities
Gross amounts recognized	$ 2,551	$ 5,519
Gross amounts offset in consolidated balance sheet	(402)	(1,052)
Net amounts in consolidated balance sheet, liability	2,149	4,467
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(37)	(40)
Net amounts	$ 2,112	$ 4,427
Percent exchanged in the over the counter market	38.00%	84.00%
Equity contract [Member]
Derivative Assets
Gross amounts recognized	$ 5,358	$ 7,599
Gross amounts offset in consolidated balance sheet	(3,018)	(2,625)
Net amounts in consolidated balance sheet, asset	2,340	4,974
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(365)	(471)
Net amounts	$ 1,975	$ 4,503
Percent exchanged in the over the counter market	75.00%	51.00%
Derivative Liabilities
Gross amounts recognized	$ 6,112	$ 4,808
Gross amounts offset in consolidated balance sheet	(2,433)	(2,241)
Net amounts in consolidated balance sheet, liability	3,679	2,567
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(331)	(154)
Net amounts	$ 3,348	$ 2,413
Percent exchanged in the over the counter market	85.00%	85.00%
Foreign exchange contract [Member]
Derivative Assets
Gross amounts recognized	$ 10,894	$ 8,947
Gross amounts offset in consolidated balance sheet	(6,663)	(6,141)
Net amounts in consolidated balance sheet, asset	4,231	2,806
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(362)	(34)
Net amounts	$ 3,869	$ 2,772
Percent exchanged in the over the counter market	97.00%	98.00%
Derivative Liabilities
Gross amounts recognized	$ 12,742	$ 10,933
Gross amounts offset in consolidated balance sheet	(10,572)	(8,968)
Net amounts in consolidated balance sheet, liability	2,170	1,965
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(251)	(634)
Net amounts	$ 1,919	$ 1,331
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Sold [Member]
Derivative Assets
Gross amounts recognized	$ 85	$ 83
Gross amounts offset in consolidated balance sheet	(48)	(79)
Net amounts in consolidated balance sheet, asset	37	4
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 37	$ 4
Percent exchanged in the over the counter market	61.00%	76.00%
Derivative Liabilities
Gross amounts recognized	$ 389	$ 541
Gross amounts offset in consolidated balance sheet	(295)	(434)
Net amounts in consolidated balance sheet, liability	94	107
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(44)	(107)
Net amounts	$ 50	$ 0
Percent exchanged in the over the counter market	98.00%	100.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	$ 467	$ 567
Gross amounts offset in consolidated balance sheet	(315)	(469)
Net amounts in consolidated balance sheet, asset	152	98
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1)	(2)
Net amounts	$ 151	$ 96
Percent exchanged in the over the counter market	98.00%	100.00%
Derivative Liabilities
Gross amounts recognized	$ 138	$ 88
Gross amounts offset in consolidated balance sheet	(38)	(50)
Net amounts in consolidated balance sheet, liability	100	38
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(2)	(6)
Net amounts	$ 98	$ 32
Percent exchanged in the over the counter market	50.00%	70.00%
Other contract [Member]
Derivative Liabilities
Gross amounts recognized	$ 47	$ 58
Gross amounts offset in consolidated balance sheet	0	0
Net amounts in consolidated balance sheet, liability	47	58
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 47	$ 58
Percent exchanged in the over the counter market	100.00%	100.00%